Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about investment property

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(3)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2020	1,275	1,442	439	738	214	4,108
Additions	61	24	2	185	10	282
Disposals	(61)	(104)	(5)	(203)	(2)	(375)
At 31 December 2020	1,275	1,362	436	720	222	4,015
Accumulated depreciation:
At 1 January 2020	457	1,022	434	164	60	2,137
Charge for the year(2)	80	111	—	92	59	342
Disposals	(46)	(80)	—	(78)	—	(204)
At 31 December 2020	491	1,053	434	178	119	2,275
Net book value	784	309	2	542	103	1,740

Cost:
At 1 January 2019(1)	1,295	1,405	438	604	211	3,953
Additions	5	66	1	251	4	327
Disposals	(25)	(29)	—	(117)	(1)	(172)
At 31 December 2019	1,275	1,442	439	738	214	4,108
Accumulated depreciation:
At 1 January 2019	432	908	434	134	—	1,908
Charge for the year	39	162	—	81	60	342
Disposals	(14)	(48)	—	(51)	—	(113)
At 31 December 2019	457	1,022	434	164	60	2,137
Net book value	818	420	5	574	154	1,971
(1) Represents the value of the right-of-use assets, principally premises, recognised on 1 January 2019 upon adoption of IFRS 16.
(2) Following a review of the estimated useful lives of property as part of Santander UK's transformation program, the charge for the year includes accelerated property depreciation of £9m (2019: £2m).
(3) Property, plant and equipment includes assets under construction of £55m (2019: £16m).